CURRENT TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	$ 22,118	$ 11,496
Customer advances	3,980	1,641
Accrued expenses and other liabilities	18,566	14,303
Provision for tax uncertainties	14,311	9,590
Phantom share liability (Note 28)	6,963	3,434
Loyalty program redemption	1,035	903
Deferred and contingent consideration (Note 14)	1,696	1,891
Employee-related liabilities	1,728	410
Income and non-income taxes payable	6,347	3,621
Trade payables and other liabilities	81,526	50,066
Pirate Studios Limited
Disclosure Of Trade And Other Payables [Line Items]
Liabilities related to Pirate Studios (Note 18)	2,777	2,777
Mantra by Selina Ltd.
Disclosure Of Trade And Other Payables [Line Items]
Liabilities related to Pirate Studios (Note 18)	$ 2,005	$ 0